Leases (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Ownership percentage of acquisition	51.00%	51.00%
Operating lease, Rent expense		$ 128,686	$ 31,746
Variable interest expense		1,798	$ 0
Interest income recognized from sales-type leases		$ 68,868